Earnings (loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Income (loss) from continuing operations	$ 36,705	$ (3,058)	$ (229)
Less: Income (loss) attributable to non-controlling interests	10,898	(124)	459
Income (loss) attributable to shareholders of Sinovac from continuing operations	25,807	(2,934)	(688)
Income (loss) attributable to shareholders of Sinovac from discontinued operations	0	2,338	(728)
Net income (loss) attributable to shareholders of Sinovac	$ 25,807	$ (596)	$ (1,416)
Denominator
Basic weighted average number of common shares outstanding	57,033,816	56,949,083	56,313,927
Dilutive effect of stock options	67,375	0	0
Diluted weighted average number of common shares outstanding	57,101,191	56,949,083	56,313,927
Basic net income (loss) per share
Continuing operations	$ 0.45	$ (0.05)	$ (0.02)
Discontinued operations	0	0.04	(0.01)
Basic net income (loss) per share	0.45	(0.01)	(0.03)
Diluted net income (loss) per share
Continuing operations	0.45	(0.05)	(0.02)
Discontinued operations	0	0.04	(0.01)
Diluted net income (loss) per share	$ 0.45	$ (0.01)	$ (0.03)